Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share [text block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2024	2023	2024	2023
Results for the period
Profit (loss) for the period attributable to bp shareholders	(129)	1,792	2,134	10,010
Less: preference dividend	1	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds(a)	—	—	(10)	—
Profit (loss) attributable to bp ordinary shareholders	(130)	1,791	2,143	10,009

Number of shares (thousand)(b)(c)
Basic weighted average number of shares outstanding	16,590,173	17,523,778	16,670,999	17,706,388
ADS equivalent(d)	2,765,028	2,920,629	2,778,499	2,951,064

Weighted average number of shares outstanding used to calculate diluted earnings per share	16,590,173	17,900,984	17,090,967	18,068,256
ADS equivalent(d)	2,765,028	2,983,497	2,848,494	3,011,376

Shares in issue at period-end	16,491,420	17,379,366	16,491,420	17,379,366
ADS equivalent(d)	2,748,570	2,896,561	2,748,570	2,896,561
(a)See Condensed group statement of changes in equity - footnote (a) for further information.
(b)If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share. The numbers of potentially issuable shares that have been excluded from the calculation for the second quarter 2024 are 374,406 thousand (ADS equivalent 62,401 thousand).
(c)Excludes treasury shares and includes certain shares that will be issued in the future under employee share-based payment plans.
(d)One ADS is equivalent to six ordinary shares.

Issued ordinary share capital as at 30 June 2024 comprised 16,608,133,770 ordinary shares (31 December 2023 17,174,461,587 ordinary shares). This includes shares held in trust to settle future employee share plan obligations and excludes 722,282,438 ordinary shares which have been bought back and are held in treasury by bp (31 December 2023 726,338,898 ordinary shares).